Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 9 - Deposits

The aggregate amount of time deposits in denominations of $100,000 or more at December 31, 2011 and 2010 is $193,134,000 and $235,406,000, respectively.  At December 31, 2011, brokered time deposits mature as follows: 2012 - $24,274,000; 2013 - $10,968,000; and 2014 - $16,266,000.  Additionally, $32,022,000 of non-maturity institutional money market accounts are considered brokered deposits because the deposits are from customers of brokerage firms up to a maximum of $250,000 per depositor.

The scheduled maturities of time deposits at December 31, 2011 are as follows:

($ in thousands)	Total
2012	$ 220,622
2013	40,141
2014	32,377
2015	16,356
2016 and thereafter	7,431
Total	$ 316,927